Cover	Oct. 26, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 26, 2022
Entity File Number	333-153168
Entity Registrant Name	Laredo Oil, Inc.
Entity Central Index Key	0001442492
Entity Tax Identification Number	26-2435874
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2021 Guadalupe Street
Entity Address, Address Line Two	Suite 260
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78705
City Area Code	(512)
Local Phone Number	337-1199
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false